Vanguard Tax-Managed Small-Cap Fund

Schedule of Investments (unaudited)

As of March 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)1
Communication Services (2.3%)
*	Iridium Communications Inc.	868,877	22,973
	Cogent Communications Holdings Inc.	371,258	20,141
*	Vonage Holdings Corp.	1,928,319	19,360
	Gannett Co. Inc.	1,110,525	11,705
	EW Scripps Co. Class A	531,580	11,163
	Scholastic Corp.	236,706	9,411
	Consolidated Communications Holdings Inc.	802,212	8,752
	Marcus Corp.	191,105	7,654
	New Media Investment Group Inc.	596,119	6,259
	ATN International Inc.	105,581	5,954
*	Cincinnati Bell Inc.	537,090	5,124
*	QuinStreet Inc.	370,479	4,961
*	Care.com Inc.	244,819	4,838
	Spok Holdings Inc.	320,163	4,361
*	TechTarget Inc.	218,481	3,555
*	Frontier Communications Corp.	1,085,718	2,160
			148,371
Consumer Discretionary (14.2%)
*	iRobot Corp.	246,442	29,004
	Wolverine World Wide Inc.	801,373	28,633
	Monro Inc.	285,696	24,718
	Strategic Education Inc.	187,165	24,577
*	Fox Factory Holding Corp.	345,952	24,179
	Steven Madden Ltd.	680,151	23,016
*	Dorman Products Inc.	255,985	22,550
*	RH	210,190	21,639
*	TopBuild Corp.	306,540	19,870
	Wingstop Inc.	259,357	19,719
*	Belmond Ltd. Class A	756,308	18,855
	Office Depot Inc.	5,050,931	18,335
	Lithia Motors Inc. Class A	195,803	18,161
	LCI Industries	231,355	17,773
	Dave & Buster's Entertainment Inc.	337,189	16,816
*	Sleep Number Corp.	350,382	16,468
	Abercrombie & Fitch Co.	590,410	16,183
*	Meritage Homes Corp.	352,118	15,743
*	American Axle & Manufacturing Holdings Inc.	1,084,986	15,526
*	Crocs Inc.	594,705	15,314
*	G-III Apparel Group Ltd.	380,645	15,211
	Core-Mark Holding Co. Inc.	399,972	14,851
	Children's Place Inc.	148,368	14,433
	Dine Brands Global Inc.	155,358	14,183
	La-Z-Boy Inc.	427,059	14,089
	MDC Holdings Inc.	480,732	13,970
	Big Lots Inc.	362,855	13,796
	Callaway Golf Co.	854,774	13,617
*	Shake Shack Inc. Class A	227,643	13,465
	Cooper Tire & Rubber Co.	447,686	13,381

DSW Inc. Class A	598,709	13,303
* Stamps.com Inc.	149,414	12,164
* Shutterfly Inc.	297,202	12,078
* Asbury Automotive Group Inc.	166,953	11,580
* Gentherm Inc.	313,638	11,561
Oxford Industries Inc.	151,644	11,413
* LGI Homes Inc.	177,830	10,712
Group 1 Automotive Inc.	164,542	10,646
* Career Education Corp.	608,947	10,060
* Rent-A-Center Inc.	481,203	10,043
Guess? Inc.	503,841	9,875
GameStop Corp. Class A	950,436	9,656
Caleres Inc.	375,682	9,276
Standard Motor Products Inc.	186,629	9,163
BJ's Restaurants Inc.	191,089	9,035
* M/I Homes Inc.	336,134	8,948
Sturm Ruger & Co. Inc.	167,465	8,879
* Installed Building Products Inc.	182,995	8,875
* Garrett Motion Inc.	592,237	8,724
Winnebago Industries Inc.	271,122	8,445
Shutterstock Inc.	178,473	8,322
* Genesco Inc.	174,684	7,957
* Cavco Industries Inc.	60,823	7,148
Ruth's Hospitality Group Inc.	253,439	6,485
* Regis Corp.	327,534	6,443
* Fossil Group Inc.	425,462	5,837
Ethan Allen Interiors Inc.	295,395	5,651
Movado Group Inc.	153,308	5,577
* Universal Electronics Inc.	147,946	5,496
Buckle Inc.	293,035	5,486
* Zumiez Inc.	211,817	5,272
* Conn's Inc.	226,896	5,187
* Cooper-Standard Holdings Inc.	109,949	5,163
* Monarch Casino & Resort Inc.	112,203	4,928
Haverty Furniture Cos. Inc.	221,187	4,840
* American Public Education Inc.	153,132	4,612
PetMed Express Inc.	198,648	4,525
* MarineMax Inc.	235,769	4,517
* William Lyon Homes Class A	289,503	4,450
* JC Penney Co. Inc.	2,863,400	4,266
* Motorcar Parts of America Inc.	225,906	4,263
* Hibbett Sports Inc.	177,643	4,052
Tailored Brands Inc.	484,874	3,801
* Chuy's Holdings Inc.	163,574	3,725
Cato Corp. Class A	243,919	3,654
* Red Robin Gourmet Burgers Inc.	124,165	3,577
Shoe Carnival Inc.	103,041	3,506
Sonic Automotive Inc. Class A	230,135	3,408
Barnes & Noble Inc.	622,895	3,382
* Vera Bradley Inc.	249,382	3,304
* Fiesta Restaurant Group Inc.	240,163	3,149
* Express Inc.	702,875	3,008
* Unifi Inc.	153,563	2,971
* El Pollo Loco Holdings Inc.	219,568	2,857
* Lumber Liquidators Holdings Inc.	265,898	2,686
Tile Shop Holdings Inc.	434,374	2,459
* Vitamin Shoppe Inc.	343,204	2,416

* Liquidity Services Inc.	297,696	2,295
Superior Industries International Inc.	472,372	2,248
* Barnes & Noble Education Inc.	416,448	1,749
* Kirkland's Inc.	200,092	1,407
* Ascena Retail Group Inc.	694,486	750
		929,340
Consumer Staples (3.3%)
* Darling Ingredients Inc.	1,403,016	30,375
WD-40 Co.	117,394	19,891
J&J Snack Foods Corp.	122,081	19,391
B&G Foods Inc.	616,256	15,049
Medifast Inc.	104,163	13,286
Calavo Growers Inc.	143,083	11,997
Universal Corp.	206,885	11,923
* Avon Products Inc.	3,986,183	11,719
Coca-Cola Consolidated Inc.	39,777	11,449
Cal-Maine Foods Inc.	249,734	11,146
Inter Parfums Inc.	141,307	10,721
MGP Ingredients Inc.	112,486	8,678
Andersons Inc.	242,384	7,812
* Chefs' Warehouse Inc.	225,174	6,992
* Central Garden & Pet Co. Class A	298,325	6,936
John B Sanfilippo & Son Inc.	86,359	6,207
SpartanNash Co.	357,888	5,680
* Central Garden & Pet Co.	122,530	3,132
* Seneca Foods Corp. Class A	101,799	2,504
* United Natural Foods Inc.	23,657	313
		215,201
Energy (4.4%)
* PDC Energy Inc.	594,320	24,177
* Whiting Petroleum Corp.	832,373	21,758
* ProPetro Holding Corp.	671,865	15,144
* Dril-Quip Inc.	320,052	14,674
US Silica Holdings Inc.	728,448	12,646
* SRC Energy Inc.	2,355,026	12,058
Archrock Inc.	1,220,617	11,938
* Gulfport Energy Corp.	1,440,552	11,553
Nabors Industries Ltd.	3,256,390	11,202
* Helix Energy Solutions Group Inc.	1,313,739	10,392
* Carrizo Oil & Gas Inc.	818,443	10,206
* Denbury Resources Inc.	4,347,495	8,912
* CONSOL Energy Inc.	254,643	8,714
* Newpark Resources Inc.	848,560	7,773
* Renewable Energy Group Inc.	348,880	7,661
* Unit Corp.	530,733	7,558
* C&J Energy Services Inc.	483,600	7,505
* Noble Corp. plc	2,576,126	7,394
Green Plains Inc.	401,567	6,698
* SEACOR Holdings Inc.	148,449	6,276
* Penn Virginia Corp.	127,527	5,624
* Matrix Service Co.	266,603	5,220
* REX American Resources Corp.	62,561	5,043
* KLX Energy Services Holdings Inc.	199,531	5,016
* Par Pacific Holdings Inc.	273,326	4,868
* Exterran Corp.	284,198	4,789
* Laredo Petroleum Inc.	1,354,100	4,184

* Diamond Offshore Drilling Inc.	396,090	4,155
* Ring Energy Inc.	634,170	3,723
* TETRA Technologies Inc.	1,558,097	3,646
* Oil States International Inc.	178,392	3,026
* Era Group Inc.	254,249	2,934
* HighPoint Resources Corp.	1,199,692	2,651
* Geospace Technologies Corp.	157,387	2,037
* Pioneer Energy Services Corp.	1,040,112	1,841
* Gulf Island Fabrication Inc.	184,442	1,691
* Superior Energy Services Inc.	208,400	973
* CARBO Ceramics Inc.	19,400	68
		285,728
Financials (16.6%)
FirstCash Inc.	382,719	33,105
Selective Insurance Group Inc.	461,892	29,228
Glacier Bancorp Inc.	690,011	27,649
Community Bank System Inc.	407,526	24,358
First BanCorp	1,890,202	21,662
RLI Corp.	299,651	21,500
Old National Bancorp	1,277,856	20,957
American Equity Investment Life Holding Co.	767,241	20,731
First Financial Bancorp	852,710	20,516
Simmons First National Corp. Class A	808,876	19,801
Columbia Banking System Inc.	596,048	19,485
First Midwest Bancorp Inc.	935,923	19,149
Independent Bank Corp.	234,986	19,036
United Community Banks Inc.	680,759	16,971
ProAssurance Corp.	481,705	16,672
CVB Financial Corp.	786,728	16,561
Great Western Bancorp Inc.	519,310	16,405
* NMI Holdings Inc. Class A	592,937	15,339
LegacyTexas Financial Group Inc.	406,548	15,201
Apollo Commercial Real Estate Finance Inc.	831,655	15,136
Hope Bancorp Inc.	1,147,992	15,016
Westamerica Bancorporation	242,724	15,000
NBT Bancorp Inc.	415,372	14,958
Banner Corp.	268,410	14,540
ServisFirst Bancshares Inc.	423,017	14,281
Northwest Bancshares Inc.	838,034	14,221
* Axos Financial Inc.	480,951	13,928
Provident Financial Services Inc.	536,511	13,890
* Blucora Inc.	404,097	13,489
Navigators Group Inc.	192,587	13,456
* Eagle Bancorp Inc.	267,665	13,437
S&T Bancorp Inc.	337,207	13,330
Walker & Dunlop Inc.	252,494	12,854
* Seacoast Banking Corp. of Florida	484,129	12,757
Ameris Bancorp	368,839	12,670
Veritex Holdings Inc.	522,407	12,653
Invesco Mortgage Capital Inc.	784,562	12,396
City Holding Co.	159,832	12,178
First Commonwealth Financial Corp.	959,645	12,091
Waddell & Reed Financial Inc. Class A	690,445	11,938
Horace Mann Educators Corp.	332,848	11,720
Safety Insurance Group Inc.	131,827	11,487
Brookline Bancorp Inc.	770,108	11,090
Southside Bancshares Inc.	330,230	10,974

Central Pacific Financial Corp.	375,347	10,825
Employers Holdings Inc.	268,842	10,783
* PRA Group Inc.	401,559	10,766
AMERISAFE Inc.	179,451	10,659
Berkshire Hills Bancorp Inc.	388,745	10,589
* eHealth Inc.	165,560	10,321
James River Group Holdings Ltd.	256,452	10,279
OFG Bancorp	489,877	9,695
Oritani Financial Corp.	581,767	9,675
Heritage Financial Corp.	318,465	9,599
National Bank Holdings Corp. Class A	281,487	9,362
Boston Private Financial Holdings Inc.	842,175	9,230
Tompkins Financial Corp.	120,787	9,188
Northfield Bancorp Inc.	637,445	8,860
Hanmi Financial Corp.	414,041	8,807
Piper Jaffray Cos.	119,102	8,674
Universal Insurance Holdings Inc.	278,372	8,630
Stewart Information Services Corp.	202,089	8,627
TrustCo Bank Corp. NY	1,060,191	8,227
United Fire Group Inc.	187,385	8,191
Preferred Bank	174,610	7,852
Fidelity Southern Corp.	280,210	7,675
* Triumph Bancorp Inc.	251,630	7,395
Flagstar Bancorp Inc.	224,500	7,391
* HomeStreet Inc.	275,193	7,251
Banc of California Inc.	518,131	7,171
* World Acceptance Corp.	59,658	6,988
PennyMac Mortgage Investment Trust	334,674	6,931
Dime Community Bancshares Inc.	362,897	6,797
WisdomTree Investments Inc.	961,945	6,791
* Encore Capital Group Inc.	234,970	6,398
* Enova International Inc.	278,977	6,366
Virtus Investment Partners Inc.	64,290	6,271
Capstead Mortgage Corp.	724,885	6,227
Opus Bank	297,921	5,899
* Third Point Reinsurance Ltd.	562,800	5,842
* Customers Bancorp Inc.	316,232	5,790
Meta Financial Group Inc.	275,332	5,419
ARMOUR Residential REIT Inc.	260,062	5,079
* INTL. FCStone Inc.	125,603	4,868
Franklin Financial Network Inc.	165,825	4,811
Greenhill & Co. Inc.	217,631	4,681
* EZCORP Inc. Class A	497,665	4,638
Redwood Trust Inc.	250,000	4,037
HCI Group Inc.	81,206	3,470
New York Mortgage Trust Inc.	566,400	3,449
United Insurance Holdings Corp.	206,562	3,284
Pacific Premier Bancorp Inc.	106,754	2,832
Granite Point Mortgage Trust Inc.	140,000	2,600
* Donnelley Financial Solutions Inc.	173,900	2,588
* Ambac Financial Group Inc.	76,142	1,380
		1,082,974
Health Care (11.3%)
* Omnicell Inc.	366,970	29,666
* Merit Medical Systems Inc.	474,918	29,364
* LHC Group Inc.	257,697	28,568
* Neogen Corp.	444,382	25,503

* HMS Holdings Corp.	773,774	22,911
Ensign Group Inc.	442,960	22,675
* Myriad Genetics Inc.	662,214	21,985
* Repligen Corp.	347,643	20,539
* AMN Healthcare Services Inc.	425,770	20,050
* Emergent BioSolutions Inc.	389,888	19,697
* Integer Holdings Corp.	258,009	19,459
* BioTelemetry Inc.	308,077	19,292
CONMED Corp.	214,841	17,870
* NeoGenomics Inc.	816,212	16,700
* Supernus Pharmaceuticals Inc.	472,741	16,565
* Medicines Co.	578,850	16,179
* REGENXBIO Inc.	274,530	15,733
* Magellan Health Inc.	220,464	14,533
* Endo International plc	1,772,082	14,230
* Select Medical Holdings Corp.	967,532	13,633
* Enanta Pharmaceuticals Inc.	139,256	13,302
* Medpace Holdings Inc.	224,435	13,235
* Momenta Pharmaceuticals Inc.	870,266	12,645
US Physical Therapy Inc.	114,500	12,026
* Varex Imaging Corp.	334,159	11,321
* Corcept Therapeutics Inc.	963,997	11,317
* Cardiovascular Systems Inc.	287,616	11,119
* Cambrex Corp.	280,051	10,880
* Spectrum Pharmaceuticals Inc.	952,113	10,178
* Tabula Rasa HealthCare Inc.	169,896	9,586
* Orthofix Medical Inc.	165,712	9,348
* Lantheus Holdings Inc.	367,563	8,998
* CryoLife Inc.	302,217	8,816
* Vanda Pharmaceuticals Inc.	469,888	8,646
* Innoviva Inc.	612,293	8,590
* Tactile Systems Technology Inc.	155,819	8,215
Luminex Corp.	343,286	7,899
* AngioDynamics Inc.	340,384	7,781
* HealthStream Inc.	270,009	7,576
* Natus Medical Inc.	295,120	7,490
* Providence Service Corp.	109,851	7,318
* NextGen Healthcare Inc.	434,006	7,304
* Amphastar Pharmaceuticals Inc.	355,905	7,271
Meridian Bioscience Inc.	406,089	7,151
* OraSure Technologies Inc.	565,652	6,307
* ANI Pharmaceuticals Inc.	88,074	6,213
* CorVel Corp.	94,960	6,195
* Addus HomeCare Corp.	96,535	6,139
Phibro Animal Health Corp. Class A	175,517	5,792
* Eagle Pharmaceuticals Inc.	110,883	5,598
* Surmodics Inc.	123,837	5,384
* Acorda Therapeutics Inc.	401,272	5,333
* Heska Corp.	62,154	5,291
LeMaitre Vascular Inc.	154,182	4,780
Computer Programs & Systems Inc.	151,859	4,509
* Cytokinetics Inc.	556,106	4,499
* Anika Therapeutics Inc.	144,215	4,361
* Community Health Systems Inc.	1,117,897	4,170
* AMAG Pharmaceuticals Inc.	314,522	4,051
* Tivity Health Inc.	228,466	4,012
Owens & Minor Inc.	943,900	3,870

* Progenics Pharmaceuticals Inc.	790,722	3,669
* Assertio Therapeutics Inc.	666,400	3,379
Invacare Corp.	395,083	3,307
* Akorn Inc.	824,502	2,902
* Lannett Co. Inc.	330,329	2,600
* Cutera Inc.	145,000	2,561
* Cross Country Healthcare Inc.	321,175	2,258
		740,344
Industrials (18.2%)
Tetra Tech Inc.	492,991	29,377
* Axon Enterprise Inc.	526,949	28,671
* Mercury Systems Inc.	435,688	27,919
* Proto Labs Inc.	242,434	25,490
John Bean Technologies Corp.	273,696	25,150
* Chart Industries Inc.	276,110	24,993
Moog Inc. Class A	286,685	24,927
SkyWest Inc.	458,983	24,918
* FTI Consulting Inc.	324,366	24,918
Exponent Inc.	429,494	24,790
* Aerojet Rocketdyne Holdings Inc.	638,445	22,684
Korn Ferry	491,900	22,027
ABM Industries Inc.	598,845	21,768
Hillenbrand Inc.	517,306	21,484
Simpson Manufacturing Co. Inc.	349,578	20,720
UniFirst Corp.	132,974	20,412
Barnes Group Inc.	395,984	20,358
Applied Industrial Technologies Inc.	338,332	20,121
Brady Corp. Class A	428,849	19,903
Watts Water Technologies Inc. Class A	229,878	18,579
Albany International Corp.	248,771	17,810
Franklin Electric Co. Inc.	330,847	16,903
Universal Forest Products Inc.	554,461	16,573
Comfort Systems USA Inc.	316,247	16,568
AAON Inc.	354,963	16,392
Mueller Industries Inc.	515,684	16,162
Forward Air Corp.	249,598	16,156
ESCO Technologies Inc.	221,969	14,879
* Harsco Corp.	732,557	14,768
Allegiant Travel Co. Class A	110,020	14,244
Mobile Mini Inc.	417,968	14,186
Cubic Corp.	251,525	14,146
* Saia Inc.	227,837	13,921
Kaman Corp.	237,716	13,892
Federal Signal Corp.	520,014	13,515
Actuant Corp. Class A	548,083	13,357
* Aerovironment Inc.	193,384	13,229
Matson Inc.	364,475	13,154
Arcosa Inc.	425,842	13,009
* SPX Corp.	362,851	12,624
* SPX FLOW Inc.	395,516	12,617
EnPro Industries Inc.	195,029	12,570
Raven Industries Inc.	325,660	12,496
* American Woodmark Corp.	149,737	12,373
* Atlas Air Worldwide Holdings Inc.	239,121	12,090
* Hub Group Inc. Class A	295,215	12,060
* Gibraltar Industries Inc.	295,079	11,983
US Ecology Inc.	200,946	11,249

Matthews International Corp. Class A	303,369	11,209
Viad Corp.	190,379	10,716
Encore Wire Corp.	181,296	10,374
* Patrick Industries Inc.	227,052	10,290
Tennant Co.	165,264	10,261
Apogee Enterprises Inc.	272,695	10,223
* WageWorks Inc.	264,548	9,989
AAR Corp.	296,814	9,649
Lindsay Corp.	96,896	9,379
Greenbrier Cos. Inc.	290,266	9,355
AZZ Inc.	224,345	9,182
Triumph Group Inc.	481,599	9,179
Interface Inc. Class A	590,640	9,049
Astec Industries Inc.	237,903	8,983
* TrueBlue Inc.	372,717	8,811
Standex International Corp.	119,391	8,763
Alamo Group Inc.	86,027	8,598
Heartland Express Inc.	420,330	8,104
* CIRCOR International Inc.	235,412	7,674
ArcBest Corp.	248,982	7,666
Wabash National Corp.	558,537	7,568
Navigant Consulting Inc.	386,626	7,528
Hawaiian Holdings Inc.	281,427	7,387
* PGT Innovations Inc.	519,069	7,189
Multi-Color Corp.	138,812	6,925
Heidrick & Struggles International Inc.	177,775	6,814
* Echo Global Logistics Inc.	263,225	6,523
Marten Transport Ltd.	364,837	6,505
Quanex Building Products Corp.	392,546	6,238
Kelly Services Inc. Class A	279,173	6,159
* MYR Group Inc.	177,019	6,130
Griffon Corp.	331,333	6,123
* DXP Enterprises Inc.	155,463	6,051
Resources Connection Inc.	350,247	5,793
* Aegion Corp. Class A	327,528	5,755
National Presto Industries Inc.	52,093	5,655
Forrester Research Inc.	112,916	5,460
* Team Inc.	301,997	5,285
* Vicor Corp.	140,503	4,358
Insteel Industries Inc.	198,112	4,145
* Veritiv Corp.	120,984	3,184
Powell Industries Inc.	102,608	2,724
Titan International Inc.	450,127	2,687
LSC Communications Inc.	397,153	2,593
* Lydall Inc.	105,621	2,478
RR Donnelley & Sons Co.	467,842	2,208
* Orion Group Holdings Inc.	300,462	877
Briggs & Stratton Corp.	72,633	859
		1,190,790
Information Technology (14.9%)
* Semtech Corp.	574,513	29,248
Cabot Microelectronics Corp.	237,369	26,576
* Rogers Corp.	161,850	25,715
* Qualys Inc.	293,896	24,317
* Viavi Solutions Inc.	1,937,997	23,992
* Finisar Corp.	1,022,300	23,687
* Alarm.com Holdings Inc.	307,213	19,938

* II-VI Inc.	526,795	19,618
Brooks Automation Inc.	628,531	18,435
Power Integrations Inc.	260,707	18,234
Progress Software Corp.	387,185	17,179
* Insight Enterprises Inc.	305,345	16,812
* 8x8 Inc.	829,858	16,763
* Fabrinet	320,099	16,760
* SPS Commerce Inc.	157,443	16,698
Travelport Worldwide Ltd.	1,058,000	16,642
* ExlService Holdings Inc.	276,984	16,625
* Sanmina Corp.	573,095	16,534
* Bottomline Technologies DE Inc.	326,699	16,364
* Plexus Corp.	262,163	15,979
* LivePerson Inc.	526,131	15,268
* Advanced Energy Industries Inc.	296,703	14,740
* MaxLinear Inc.	567,496	14,488
* SolarEdge Technologies Inc.	377,838	14,237
EVERTEC Inc.	504,367	14,026
* Cardtronics plc Class A	392,998	13,983
Kulicke & Soffa Industries Inc.	627,251	13,869
* Knowles Corp.	784,141	13,824
Badger Meter Inc.	248,352	13,818
* Anixter International Inc.	242,574	13,611
* OSI Systems Inc.	153,442	13,442
* Itron Inc.	281,474	13,131
* Virtusa Corp.	233,825	12,498
* Diodes Inc.	348,207	12,083
CSG Systems International Inc.	281,528	11,909
ManTech International Corp. Class A	214,332	11,578
* FormFactor Inc.	699,916	11,262
* MicroStrategy Inc. Class A	75,739	10,925
* 3D Systems Corp.	1,005,647	10,821
TiVo Corp.	1,153,364	10,749
* Rambus Inc.	1,020,097	10,660
Benchmark Electronics Inc.	393,123	10,319
NIC Inc.	591,578	10,110
* ePlus Inc.	113,686	10,066
* TTM Technologies Inc.	843,881	9,899
Methode Electronics Inc.	337,196	9,704
Ebix Inc.	193,187	9,538
Xperi Corp.	406,504	9,512
* Sykes Enterprises Inc.	334,954	9,472
* NETGEAR Inc.	282,069	9,342
* Diebold Nixdorf Inc.	828,583	9,172
* Cray Inc.	347,601	9,055
MTS Systems Corp.	165,591	9,018
KEMET Corp.	523,256	8,880
CTS Corp.	298,972	8,781
* ScanSource Inc.	231,436	8,290
* Extreme Networks Inc.	1,075,800	8,058
* Perficient Inc.	292,323	8,007
Monotype Imaging Holdings Inc.	385,291	7,663
* Rudolph Technologies Inc.	329,812	7,520
* Photronics Inc.	779,609	7,367
* Axcelis Technologies Inc.	360,032	7,244
* Nanometrics Inc.	227,037	7,011
* FARO Technologies Inc.	155,115	6,811

* Electronics For Imaging Inc.	245,684	6,609
* CEVA Inc.	237,317	6,398
ADTRAN Inc.	466,562	6,392
Cohu Inc.	401,623	5,924
* Ichor Holdings Ltd.	260,656	5,886
Comtech Telecommunications Corp.	241,030	5,597
* OneSpan Inc.	288,786	5,550
* Unisys Corp.	459,858	5,367
* Digi International Inc.	384,990	4,878
* Ultra Clean Holdings Inc.	462,226	4,784
* CalAmp Corp.	362,326	4,558
* Harmonic Inc.	803,284	4,354
TTEC Holdings Inc.	120,012	4,348
* Agilysys Inc.	203,650	4,311
Park Electrochemical Corp.	265,915	4,175
* DSP Group Inc.	296,065	4,166
* PDF Solutions Inc.	324,500	4,008
Daktronics Inc.	500,799	3,731
Bel Fuse Inc. Class B	142,477	3,602
* Veeco Instruments Inc.	313,003	3,393
* Applied Optoelectronics Inc.	177,900	2,170
* SMART Global Holdings Inc.	102,147	1,961
* Arlo Technologies Inc.	76,232	315
		970,354
Materials (4.4%)
Balchem Corp.	259,740	24,104
Quaker Chemical Corp.	110,600	22,157
HB Fuller Co.	422,608	20,556
Innospec Inc.	208,490	17,378
* Livent Corp.	1,276,728	15,678
Kaiser Aluminum Corp.	143,350	15,013
Stepan Co.	168,861	14,779
* Ferro Corp.	736,600	13,944
Boise Cascade Co.	387,982	10,382
Neenah Inc.	158,380	10,193
Materion Corp.	178,538	10,187
Schweitzer-Mauduit International Inc.	242,308	9,382
* Kraton Corp.	265,953	8,558
* AdvanSix Inc.	276,937	7,912
* AK Steel Holding Corp.	2,647,810	7,281
Rayonier Advanced Materials Inc.	500,477	6,786
* US Concrete Inc.	162,005	6,710
Mercer International Inc.	443,198	5,988
* Koppers Holdings Inc.	209,413	5,441
* SunCoke Energy Inc.	620,687	5,270
Myers Industries Inc.	276,140	4,725
* TimkenSteel Corp.	433,351	4,706
Innophos Holdings Inc.	156,010	4,702
Hawkins Inc.	127,612	4,700
American Vanguard Corp.	263,429	4,536
FutureFuel Corp.	333,304	4,466
Haynes International Inc.	134,594	4,419
* Century Aluminum Co.	491,616	4,366
Tredegar Corp.	267,445	4,317
* Clearwater Paper Corp.	191,099	3,723
Olympic Steel Inc.	153,950	2,443
PH Glatfelter Co.	140,002	1,977

*	LSB Industries Inc.	252,762	1,577
*,§	A Schulman Inc. CVR	252,331	109
			288,465
Other (5.1%)
2	Vanguard Real Estate ETF	3,800,000	330,258

Real Estate (2.9%)
	HFF Inc. Class A	344,141	16,433
	EastGroup Properties Inc.	144,506	16,133
	DiamondRock Hospitality Co.	1,116,993	12,097
	PS Business Parks Inc.	70,631	11,077
	Kite Realty Group Trust	655,365	10,479
	Washington REIT	351,278	9,969
	Acadia Realty Trust	329,740	8,992
	Retail Opportunity Investments Corp.	443,301	7,687
	Lexington Realty Trust	779,396	7,061
	Four Corners Property Trust Inc.	226,948	6,718
	Agree Realty Corp.	94,290	6,538
	Chesapeake Lodging Trust	222,783	6,196
	National Storage Affiliates Trust	198,052	5,646
	RE/MAX Holdings Inc. Class A	145,371	5,603
	LTC Properties Inc.	116,552	5,338
*	Marcus & Millichap Inc.	130,190	5,303
	American Assets Trust Inc.	111,463	5,112
	CareTrust REIT Inc.	211,982	4,973
	Global Net Lease Inc.	250,000	4,725
	Summit Hotel Properties Inc.	410,468	4,683
	Getty Realty Corp.	123,157	3,945
	RPT Realty	312,635	3,755
	Universal Health Realty Income Trust	46,247	3,501
	Independence Realty Trust Inc.	277,752	2,997
	Easterly Government Properties Inc.	165,000	2,972
	Chatham Lodging Trust	145,791	2,805
	Community Healthcare Trust Inc.	60,700	2,179
	Saul Centers Inc.	42,134	2,164
	iStar Inc.	225,000	1,894
	Hersha Hospitality Trust Class A	109,499	1,877
	Urstadt Biddle Properties Inc. Class A	76,220	1,573
	Cedar Realty Trust Inc.	220,266	749
	Pennsylvania REIT	78,544	494
	Armada Hoffler Properties Inc.	22,216	346
	Whitestone REIT	16,156	194
	Franklin Street Properties Corp.	23,400	168
			192,376
Utilities (2.1%)
	South Jersey Industries Inc.	829,902	26,615
	Avista Corp.	587,977	23,884
	California Water Service Group	416,975	22,633
	El Paso Electric Co.	380,060	22,355
	American States Water Co.	313,012	22,318
	Northwest Natural Holding Co.	257,814	16,920
			134,725
Total Common Stocks (Cost $4,789,110)			6,508,926

		Coupon
Temporary Cash Investments (0.4%)1
Money Market Fund (0.4%)
3	Vanguard Market Liquidity Fund	2.554%		247,077	24,712

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	2.479%	5/9/19	400	399
	United States Treasury Bill	2.411%	6/6/19	600	598
4	United States Treasury Bill	2.412%	6/20/19	700	696
					1,693
Total Temporary Cash Investments (Cost $26,403)					26,405
Total Investments (100.1%) (Cost $4,815,513)					6,535,331
Other Assets and Liabilities-Net (-0.1%)4					(5,873)
Net Assets (100%)					6,529,458

* Non-income-producing security.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Securities with a value of $1,095,000 and cash of $332,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2019	277	21,382	(89)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time

Tax-Managed Small-Cap Fund

but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,508,817	—	109
Temporary Cash Investments	24,712	1,693	—

Tax-Managed Small-Cap Fund

Futures Contracts—Assets[1]	63	—	—
Total	6,533,592	1,693	109

1 Represents variation margin on the last day of the reporting period.

D. Transactions during the period in investments where the issuer is another member of The
Vanguard Group were as follows:

					Current Period Transactions
	Dec. 31,		Proceeds					March 31,
	2018		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	4,008	NA1	NA1	12	2	118	—	24,712
Vanguard Real Estate
ETF	253,538	363,733	330,678	26,325	17,340	—	—	330,258
Total	257,546			26,337	17,342	118	—	354,970
1 Not applicable—purchases and sales are for temporary cash investment purposes.